CONNER & WINTERS, LLP

LAWYERS

3700 FIRST PLACE TOWER

15 EAST FIFTH STREET

TULSA, OKLAHOMA 74103-4344

(918) 586-5711

FAX (918) 586-8548

WRITER’S DIRECT NUMBER

(918) 586-8961

WRITER’S FAX NUMBER

(918) 586-8661

WRITER’S E-MAIL ADDRESS

mberman@cwlaw.com

January 28, 2005

Pamela A. Long

Assistant Director

Division of Corporation Finance

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549-0404

Re:	Global Power Equipment Group, Inc. (the “Company”)
Form S-3
File No. 333-121585

Dear Ms. Long:

The Company is submitting herewith Amendment No. 1 to its Registration Statement on Form S-3, which was originally filed on December 23, 2004. The purpose of this letter is to respond to the comments set forth in your letter of January 10, 2005, regarding the filing of the Company’s Registration Statement on Form S-3.

The headings used herein are the same as those set forth in your letter. All page references in the responses below refer to the corresponding page in Amendment No. 1 to the Company’s Registration Statement.

Selling Stockholders; page 18

Comment No. 1:

Please state in your prospectus whether any of the selling security holders is a broker-dealer or an affiliate of a broker-dealer or confirm to us supplementally that no selling security holder is a broker-dealer or an affiliate of a broker-dealer. We may have additional comments upon review of your response.

Company’s Response:

The Company confirms supplementally that each of the selling stockholders has informed the Company that it is not a broker-dealer or an affiliate of a broker-dealer, except for Steelhead

CONNER & WINTERS, LLP

Pamela A. Long

January 28, 2005

Investments Ltd., which is an affiliate of a broker-dealer. Steelhead Investments Ltd. has further confirmed that it is not acting as an underwriter with respect to the shares of common stock it may sell under the Prospectus. The Company has revised its discussion under the caption “Selling Stockholders” at page 20 of the Prospectus to insert an additional footnote in the selling stockholder table next to the name Steelhead Investments Ltd. The footnote reads as follows:

“This selling stockholder has identified itself as an affiliate of a registered broker-dealer and has represented to us that such selling stockholder acquired its convertible notes in the ordinary course of business and, at the time of the purchase of the convertible notes, such selling stockholder had no agreements or understandings, directly or indirectly, with any person to distribute the common stock. To the extent we become aware that such selling stockholder did not acquire its convertible notes in the ordinary course of business or did have such an agreement or understanding, we will file a post-effective amendment to the registration statement of which this prospectus forms a part to designate such affiliate an “underwriter” within the meaning of the Securities Act of 1933.”

The Company also revised its discussion under the caption “Plan of Distribution” at page 22 of the Prospectus by adding the following sentence:

“One of the selling stockholders who is an affiliate of a broker-dealer has confirmed that it purchased the convertible notes in the ordinary course of business and, at the time of purchase, had no agreement or understanding, directly or indirectly with any person to distribute the common stock.”

In addition, the Company confirms supplementally that the aggregate market value of the common stock held by non-affiliates, based on the closing price of the common stock on December 22, 2004, the last business day prior to the filing of the Registration Statement, as reported by the New York Stock Exchange, exceeded $75 million.

Incorporation of Certain Documents by Reference; page 25

Comment No. 2:

Please provide the statement relating to public viewing of SEC filings at the SEC’s Public Reference Room, as required by Item 12(c)(2)(ii) of Form S-3.

Company’s Response:

The statement required by Item 12(c)(2)(ii) of Form S-3 is included under the caption “Where You Can Find More Information” at page 24 of the Prospectus.

The Company has made certain other minor drafting changes to update the information included in the Prospectus, which are marked.

CONNER & WINTERS, LLP

Pamela A. Long

January 28, 2005

We would appreciate your earliest possible review of this letter and the changes included in Amendment No. 1 in response to your comments. We will call you shortly to answer any remaining questions you may have.

Very truly yours,

/s/ Mark D. Berman
Mark D. Berman
cc:	Candice L. Cheeseman

Global Power Equipment Group Inc.

Robert J. Melgaard

Conner & Winters, LLP